UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
The Law Offices of
John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2016

Item #1. Reports to Stockholders.

INDEX	REMS Real Estate Value-Opportunity Fund,
REMS Real Estate Income 50/50 Fund and
REMS International Real Estate Value-Opportunity Fund

Semi-Annual Report to Shareholders

REMS REAL ESTATE VALUE-OPPORTUNITY FUND

For the Six Months Ended June 30, 2016
(unaudited)

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of June 30, 2016 and are subject to change at any time..

The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

REMS REAL ESTATE VALUE–OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2016
(Unaudited)

		Fair
	Shares	Value

COMMON STOCKS – 73.73%

DIVERSIFIED/OTHER – 22.44%
Forest City Enterprise, Inc., Class A	470,400	$10,494,624
I Star Financial Inc.	1,674,600	16,059,414
Kennedy Wilson Holdings Inc.***	740,900	14,047,464
Mack-Cali Realty Corp.	383,500	10,354,500
Rayonier, Inc.	457,747	12,011,281
Vornado Realty Trust	137,200	13,736,464

		76,703,747

HEALTHCARE – 6.24%
Alexandria Real Estate Equities, Inc.	102,600	10,621,152
Brookdale Senior Living Inc.	693,900	10,713,816

		21,334,968

HOTEL – 8.44%
Felcor Lodging Trust Inc.	2,415,400	15,047,942
Hersha Hospitality Trust	803,799	13,785,153

		28,833,095

MORTGAGE REIT – 5.61%
Colony Financial Inc.	949,900	14,580,965
Resource Capital Corp.	357,899	4,602,581

		19,183,546

MULTI-FAMILY – 4.40%
WCI Communities, Inc.*	889,200	15,027,480

OFFICE/INDUSTRIAL – 16.29%
Brandywine Realty Trust	941,400	15,815,520
Cousins Property	757,500	7,878,000
Empire State Realty Trust Inc “A”	679,400	12,901,806
Liberty Property Trust***	394,400	15,665,568
Parkway Properties, Inc.	102,500	1,714,825
Rexford Industrial Realty, Inc.	80,300	1,693,527

		55,669,246

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS – continued
June 30, 2016
(Unaudited)

		Fair
	Shares	Value

RETAIL – 10.31%
Developers Diversified Realty Corp.	555,100	$10,069,514
Kimco Realty Corp.	242,500	7,609,650
Kite Realty Group Trust***	478,098	13,401,087
WP Glimcher, Inc.	372,200	4,164,918

		35,245,169

TOTAL COMMON STOCKS
(Cost: $231,340,541)		251,997,251

PREFERRED STOCK – 12.65%
CBL & Associates Properties, Inc., Series D, 7.375%	150,900	3,761,937
Colony Capital Inc., Series C, 7.125%	363,100	8,492,909
Felcor Lodging Trust Inc., Series A, 1.950%	231,500	5,831,485
ISTAR Financial Inc., Series G, 7.650%	56,975	1,276,240
ISTAR Financial Inc., Series I, 7.500%	357,651	8,047,148
Resource Capital Corp., Series B, 8.250%	365,500	7,456,200
Resource Capital Corp., Series C, 8.625%	51,845	1,065,933
Vereit, Inc., Series F, 6.750%	281,720	7,296,548

		43,228,400

TOTAL PREFERRED STOCKS
(Cost: $39,865,907)		43,228,400

TOTAL LONG POSITIONS – 86.38%
(Cost: $271,206,448)		295,225,651

MONEY MARKET – 10.29%
Money Market Fiduciary, 0.00274%**	35,177,502	35,177,502

(Cost: $35,177,502)

NET INVESTMENTS IN SECURITIES – 96.67%
(Cost: $306,383,950)		330,403,153
Other assets, net of liabilities – 3.33%		11,379,032

NET ASSETS – 100.00%		$341,782,185

REMS REAL ESTATE VALUE–OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS – continued
June 30, 2016
(Unaudited)

		Fair
	Shares	Value

SECURITIES SOLD SHORT

COMMON STOCK – (5.49%)
HOTEL - (2.58%)
Hyatt Hotels Corp.	(110,900)	$(5,449,626)
Marriott International Inc.	(50,900)	(3,382,814)

		(8,832,440)

MULTI-FAMILY – (2.91%)
Mid-America Apartment Communities, Inc.	(50,800)	(5,405,120)
Post Properties, Inc.	(74,099)	(4,523,744)

		(9,928,864)

TOTAL COMMON STOCKS SOLD SHORT		$(18,761,304)

(Proceeds: $18,516,405)

* Non-income producing
** Effective 7 day yield as of June 30, 2016.
*** All or a portion of position is segregated as collateral for borrowings. The segregated market value of collateral is $38,058,118.

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2016 (unaudited)

ASSETS
Investments at fair value (identified cost of $306,383,950) (Note 1)	$330,403,153
Cash	23
Receivable from broker variation margin	16,974,719
Receivable for securities sold	13,535,066
Dividends and interest receivable	1,740,876
Receivable for capital stock sold	515,483
Prepaid expenses	102,964

TOTAL ASSETS	363,272,284

LIABILITIES
Payable for securities purchased	1,349,212
Payable for capital stock redeemed	1,012,946
Accrued interest payable	29,173
Securities sold short at fair value (identified proceeds $18,516,405)	18,761,304
Accrued investment management fees	289,721
Accrued administration, transfer agency and accounting fees	21,989
Other accrued expenses	25,754

TOTAL LIABILITIES	21,490,099

NET ASSETS	$341,782,185

Net Assets Consist of:
Paid-in-capital applicable to 20,799,984 no par value shares of beneficial interest outstanding, unlimited shares authorized	$281,839,956
Accumulated net investment income	73,769
Accumulated net realized gain (loss) on investments	36,094,156
Accumulated net unrealized appreciation (depreciation) on investments and securities sold short	23,774,304

Net Assets	$341,782,185

NET ASSET VALUE PER SHARE
Institutional Class
($316,085,525 / 19,223,053 shares outstanding)	$16.44

Platform Class
($25,696,660 / 1,576,931 shares outstanding)	$16.30

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF OPERATIONS
June 30, 2016 (unaudited)

INVESTMENT INCOME
Dividends	$6,967,026
Interest	2,037

Total investment income	6,969,063

EXPENSES
Investment management fees (Note 2)	1,879,749
12b-1 fees, Platform Class (Note 2)	36,672
Recordkeeping and administrative services (Note 2)	33,238
Accounting fees (Note 2)	39,453
Custodian fees	16,711
Transfer agent fees (Note 2)	37,728
Professional fees	37,175
Filing and registration fees	32,269
Trustees fees	3,669
Compliance fees	5,294
Shareholder servicing and reports	234,174
Dividend expense	100,697
Other	30,227

Total expenses	2,487,056

Net investment income (loss)	4,482,007

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	34,738,622
Net realized gain (loss) on short positions	650,760
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(24,671,207)
Net increase (decrease) in unrealized appreciation (depreciation) of securities sold short	(244,899)

Net realized and unrealized gain (loss) on investments	10,473,276

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$14,955,283

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended	Year ended
	June 30, 2016	December 31,
	(unaudited)	2015

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$4,482,007	$2,580,386
Net realized gain (loss) on investments, securities sold short and foreign currency transactions	35,389,382	36,758,010
Net increase (decrease) in unrealized appreciation (depreciation) of investments, securities sold short and foreign currencies	(24,916,106)	(43,521,467)

Increase (decrease) in net assets from operations	14,955,283	(4,183,071)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Institutional Class	(4,107,411)	(2,508,277)
Platform Class	(300,827)	(159,169)
Realized gains
Institutional Class	–	(31,837,684)
Platform Class	–	(3,295,720)

Decrease in net assets from distributions	(4,408,238)	(37,800,850)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Institutional Class	58,239,855	107,384,311
Platform Class	1,454,537	16,900,920
Distributions reinvested
Institutional Class	3,230,052	25,536,445
Platform Class	275,478	3,269,719
Shares redeemed
Institutional Class	(111,712,188)	(157,736,954)
Platform Class	(13,311,883)	(17,720,269)

Increase (decrease) in net assets from capital stock transactions	(61,824,149)	(22,365,828)

NET ASSETS
Increase (decrease) during period	(51,277,104)	(64,349,749)
Beginning of period	393,059,289	457,409,038

End of period (includes accumulated net investment income of $73,769 and $–, respectively)	$341,782,185	$393,059,289

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF CASH FLOWS
June 30, 2016 (unaudited)

Increase (Decrease) in Cash
Cash flows from operation activities:
Net increase (decrease) in net assets from operations	$14,955,283
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(68,169,434)
Proceeds from disposition of investment securities	162,743,802
Proceeds from short sales	47,589,736
Closed short transactions	(28,422,571)
Purchase of short term securities, net	(25,145,471)
Decrease (increase) in receivables for securities sold	(10,149,511)
Decrease (increase) in receivable from broker	(16,974,719)
Decrease (increase) in dividends and interest receivable	129,383
Decrease (increase) in prepaid assets	(3,225)
Increase (decrease) in payable for securities purchased	(930,645)
Increase (decrease) in interest payable	29,173
Increase (decrease) in accrued management fees	(51,942)
Increase (decrease) in other accrued expense	2,384
Unrealized appreciation on investments and securities sold short	24,916,106
Net realized gain from investments	(31,987,736)

Net cash provided by operating activities	68,530,613

Cash flows from financing activities:
Proceeds from shares sold	60,646,512
Payments on shares redeemed	(124,805,485)
Cash distributions paid	(4,408,237)

Net cash used in financing activities	(68,567,210)

Net increase (decrease) in cash	(36,597)

Cash:
Beginning balance	36,620

Ending balance	$23

Supplemental Disclosure of Cash Flow Information
Non-cash financing activities not included herein consist of reinvestment of dividend distributions	$3,505,530

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

			Institutional Class Shares(1)

			Years Ended December 31,

	Six months
	ended
	June 30, 2016
	(unaudited)		2015	2014	2013	2012	2011

Net asset value, beginning of period	$16.01		$17.79	$15.53	$14.24	$11.38	$12.00

Investment activities
Net investment income (loss)	0.19		0.11	0.11	0.12	0.09	0.17
Net realized and unrealized gain (loss) on investments	0.43		(0.27)	2.74	1.97	3.21	(0.47)

Total from investment activities	0.62		(0.16)	2.85	2.09	3.30	(0.30)

Distributions
Net investment income	(0.19)		(0.11)	(0.12)	(0.11)	(0.09)	(0.16)
Realized gains	–		(1.51)	(0.47)	(0.69)	–	–
Return of capital	–		–	–	–	(0.35)	(0.16)

Total distributions	(0.19)		(1.62)	(0.59)	(0.80)	(0.44)	(0.32)

Net asset value, end of period	$16.44		$16.01	$17.79	$15.53	$14.24	$11.38

Total Return	3.93%	**	(0.95% )	18.48%	14.75%	29.29%	(2.38% )
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross(A)	1.30%	*	1.41%	1.36%	1.45%	1.74%	1.50%
Expenses, net of fees paid indirectly / before waiver or recovery	1.25%	*	1.41%	1.36%	1.44%	1.70%	1.39%
Expenses, net of fees paid indirectly and waiver or recovery	1.25%	*	1.41%	1.36%	1.44%	1.70%	1.52%
Net investment income	2.40%	*	0.63%	0.67%	0.75%	0.69%	1.41%
Portfolio turnover rate	20.03%	**	50.77%	42.46%	40.88%	43.19%	107.47%
Net assets, end of period (000’s)	$316,086		$356,188	$418,902	$288,683	$153,557	$151,747

* Annualized
** Not annualized
(1) Per share amounts calculated using the average share method.
(A) Gross expense ratio reflects the effect of interest and dividend expense which are excluded from the Fund’s expense limitation agreement.

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

			Platform Class Shares(1)

			Year ended December 31,

	Six months
	ended
	June 30, 2016
	(unaudited)		2015	2014	2013	2012	2011

Net asset value, beginning of period	$15.86		$17.64	$15.40	$14.13	$11.29	$11.91

Investment activities
Net investment income	0.17		0.07	0.07	0.08	0.06	0.14
Net realized and unrealized gain on investments	0.44		(0.27)	2.71	1.95	3.18	(0.47)

Total from investment activities	0.61		(0.20)	2.78	2.03	3.24	(0.33)

Distributions
Net investment income	(0.17)		(0.07)	(0.09)	(0.07)	(0.05)	(0.15)
Realized gains	–		(1.51)	(0.45)	(0.69)
Return of capital	–		–	–	–	(0.35)	(0.14)

Total distributions	(0.17)		(1.58)	(0.54)	(0.76)	(0.40)	(0.29)

Net asset value, end of period	$16.30		$15.86	$17.64	$15.40	$14.13	$11.29

Total Return	3.88%	**	(1.22% )	18.17%	14.42%	28.98%	(2.68% )
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross(A)	1.55%	*	1.66%	1.61%	1.70%	1.99%	1.75%
Expenses, net of fees paid indirectly / before waiver or recovery	1.50%	*	1.66%	1.61%	1.69%	1.95%	1.64%
Expenses, net of fees paid indirectly and waiver or recovery	1.50%	*	1.66%	1.61%	1.69%	1.95%	1.77%
Net investment income	2.15%	*	0.38%	0.42%	0.50%	0.44%	1.16%
Portfolio turnover rate	20.03%	**	50.77%	42.46%	40.88%	43.19%	107.47%
Net assets, end of period (000’s)	$25,697		$36,871	$38,509	$34,637	$4,163	$3,465

* Annualized
** Not annualized
(1)Per share amounts calculated using the average share method.
(A) Gross expense ratio reflects the effect of interest and dividend expense which are excluded from the Fund’s expense limitation agreement.

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2016 (unaudited)

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

The REMS Real Estate Value-Opportunity Fund (the “Fund”) is a series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust and is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in December, 2002 originally as a series of Hillview Investment Trust II. Effective November 23, 2005, the Fund was reorganized as a series of The World Funds, Inc. (“TWF”). On August 15, 2014, the Fund was reorganized from TWF into the Trust. The Fund maintains its financial statements, information and performance history in accordance with the reorganizations.

The investment objective of the Fund is to achieve long-term capital growth and current income through a portfolio of publicly traded real estate securities that may include equity REITs, mortgage REITs, REIT preferreds and other publicly traded companies whose primary business is in the real estate industry.

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at fair value. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees (the “Board”). Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the NAV is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2016 (unaudited)

are in U.S. equity securities traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks / Preferred Stocks	$295,225,651	$–	$–	$295,225,651
Money Market	35,177,502	–	–	35,177,502

	$330,403,153	$–	$–	$330,403,153

Securities Sold Short	$(18,761,304)	$–	$–	$(18,761,304)

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2016 (unaudited)

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and industry.

There were no transfers into or out of any levels during the six months ended June 30, 2016. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the six months ended June 30, 2016.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

The Fund uses a major financial institution as its prime broker to process securities transactions and to provide custodial and other services. Any cash balances include amounts of “restricted cash” consisting of proceeds from securities sold, not yet purchased. Cash balances maintained in the custody of the prime broker bear interest based on the prime rate. The Fund also borrows on margin for security purchases.

Securities are held as collateral by the prime broker against margin obligations. The clearance agreements permit the prime broker to pledge or otherwise hypothecate the Fund’s investment securities subject to certain limitations. The prime broker may also sell such securities in limited instances where required collateral is not posted in a timely manner. These arrangements subject the Fund to concentration of credit risk with respect to the prime broker.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2016 (unaudited)

Management has reviewed the Fund’s tax positions for each of the open tax years (2012–2014) and expected to be taken in the 2015 tax return, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the six months ended June 30, 2016, there were no such reclassifications.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains or losses on investments, are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

Currency Translation

The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Real Estate Investment Trust Securities

The Fund has made certain investments in real estate investment trusts (“REITs”) which make distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distribution. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by the REITs. It is common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its quarterly distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital. Management does not

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2016 (unaudited)

estimate the tax character of REIT distributions for which actual information has not been reported.

Short Sales

A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. Currently, the Fund engages in selling securities short. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sell short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and cash securities deposited in a segregated account with the Fund’s custodian. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. The Fund will realize a gain if there is a decline in price of the security between those dates where decline exceeds costs of the borrowing of the security and other transaction costs. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size. Until the Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Any realized gain will be decreased, and any realized loss increased by the amount of transaction costs. At June 30, 2016, the value of securities sold short amounted to $18,761,304 against which collateral of $55,032,837, comprised of $16,974,719 segregated cash and $38,058,118 securities was held. The collateral includes the deposits with brokers for securities sold short and certain long-term investments held long as shown in the Schedule of Investments. For the six months ended June 30, 2016, short debit fees associated with such transactions were $103,881.

NOTE 2 – INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Adviser, Real Estate Management Services Group (“REMS”), provides investment Advisory services for an annual fee of 1.00% of the average daily net assets of the Fund. In the interest of limiting the operating expenses of the Fund, REMS has contractually agreed to waive its fees and reimburse expenses, so that the annual fund operating expenses for the Fund do not exceed 1.25% of the Fund’s average daily net assets until April 30, 2027. This limit does not apply to distribution fees pursuant to Rule 12b-1 Plans, brokerage commissions, taxes, interest, dividend expenses on short sales, acquired fund fees and expenses, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business. The expense limitation agreement may only be terminated by the Board. The

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2016 (unaudited)

total amount of reimbursement recoverable by the Adviser is the sum of all fees previously waived or reimbursed by the Adviser to the Fund during any of the previous three (3) years, less any reimbursement previously paid. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund with the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement is recouped. For the six months ended June 30, 2016, the Adviser earned $1,879,749 in investment management fees and waived no Advisory fees.

First Dominion Capital Corporation (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the six months ended June 30, 2016, no underwriting fees were received by FDCC in connection with the distribution of the Fund’s shares.

The Fund has adopted a Distribution Plan (the “Plan”) for Platform Shares (“Class P”) in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributor of the Fund. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.25% of average daily net assets attributable to its Class P shares in consideration for distribution services and the assumption of related expenses, including the payment of commissions and transaction fees, in conjunction with the offering and sale of Class P shares. For the six months ended June 30, 2016, there was $36,672 in Class P 12b-1 expenses incurred.

Commonwealth Fund Services, Inc. (“CFSI”) acts as the Fund’s administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFSI provides shareholder services, recordkeeping, administrative and blue-sky filing services and earned $33,238 for its services for the six months ended June 30, 2016. As transfer and dividend disbursing agent, CFSI earned $37,728 for its services for the six months ended June 30, 2016. As pricing agent, CFSI earned $39,453 for the six months ended June 30, 2016.

Certain officers of the Trust are also officers and/or directors of FDCC and CFSI. Additionally, John H. Lively of the The Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc. Mr. Lively receives no special compensation from the Trust or the Fund for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended June 30, 2016, aggregated $68,169,434 and $162,743,802, respectively. These amounts do not include purchases of $47,589,736 to cover shorts and sales proceeds of $28,422,571 from sales of short securities.

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2016 (unaudited)

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Monthly income dividends declared by the Fund are reallocated at December 31 to ordinary income, capital gains, and return of capital to reflect their tax character.

The tax character of distributions paid during the six months ended June 30, 2016 and the year ended December 31, 2015 was as follows:

	Six months ended
	June 30, 2016	Year ended
	(unaudited)	December 31, 2015

Distributions paid from
Ordinary Income	$4,408,238	$6,543,009
Realized gains	–	31,257,841

Total	$4,408,238	$37,800,850

As of June 30, 2016, the components of distributable earnings on a tax basis were as follows:

Ordinary income		$73,769
Accumulated net realized gain (loss)		36,094,156
Net unrealized appreciation on investments		23,774,304

		$59,942,229

The difference between book basis and tax basis distributable earnings is attributable primarily to tax deferral of losses on wash sales and post October losses.

As of June 30, 2016, the cost for Federal income tax purpose was $306,383,950.

Net unrealized appreciation consists of:

Gross unrealized appreciation		$43,643,624
Gross unrealized depreciation		(19,869,320)

Net unrealized appreciation		$23,774,304

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2016 (unaudited)

NOTE 5 – CAPITAL STOCK TRANSACTIONS

	Class I Shares
	Six months ended		Class I Shares
	June 30, 2016		Year ended
	(unaudited)		December 31, 2015

	Shares	Value	Shares	Value

Shares sold	3,812,299	$58,239,855	6,112,055	$107,384,311
Shares reinvested	202,944	3,230,052	1,563,672	25,536,445
Shares redeemed	(7,045,639)	(111,712,188)	(8,966,938)	(157,736,954)

Net Increase (decrease)	(3,030,396)	$(50,242,281)	(1,291,211)	$(24,816,198)

	Class P Shares
	Six months ended		Class P Shares
	June 30, 2016		Year ended
	(unaudited)		December 31, 2015

	Shares	Value	Shares	Value

Shares sold	94,002	$1,454,537	960,099	$16,900,920
Shares reinvested	17,439	275,478	202,115	3,269,719
Shares redeemed	(859,158)	(13,311,883)	(1,020,153)	(17,720,269)

Net Increase (decrease)	(747,717)	$(11,581,868)	142,061	$2,450,370

NOTE 6 – COMMISSION RECAPTURE AGREEMENT

The Fund entered into agreements with ConvergEx Execution Solutions LLC (“ConvergEx”) and Capital Institutional Services, Inc. (“CAPIS”), brokerage services providers, whereby a portion of the commissions from each portfolio transaction would be used to reduce the operating expenses incurred, including but not limited to custodial, transfer agent, administrative, legal, trustee, accounting and printing fees and expenses, and other expenses charged to the Fund by third-party service providers which are properly disclosed in the prospectus of the Fund. Pursuant to the terms of the commission recapture agreement, the broker transfers the available commissions earned monthly to the Fund’s administrator. There was no transfer to the Fund’s administrator to offset operating expenses during the six months ended June 30, 2016.

NOTE 7 – RISKS AND CONCENTRATIONS

The Fund concentrates its assets in the real estate industry. An investment in the Fund involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. The Fund

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2016 (unaudited)

also engages in borrowing for leverage. The Fund has the ability to borrow funds only from banks (leverage) on a secured basis to invest in portfolio securities. The Fund anticipates that, under normal circumstances, the Fund will have a level of leverage of 10% or more of its net assets a majority of the time. However, the Fund may have no leverage or less than 10% leverage for an extended period of time when the Fund believes that leverage or leverage of 10% or more is not in the best interest of the Fund. Borrowings can be made only to the extent that the value of the Fund’s assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowing).

Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk. There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If the Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage. To secure the Fund’s obligation on these loans, the Fund will pledge portfolio securities in an amount deemed sufficient by the lender. Pledged securities will be held by the lender and will not be available for other purposes. The Fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender. Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable. The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time. This may require the Fund to sell assets it would not otherwise choose to sell at that time.

To the extent the income or capital appreciation derived from securities purchases with Fund assets received from leverage exceeds the cost of leverage; the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchases with such Fund assets is not sufficient to cover the cost of leverage, the return on the funds available for distribution to shareholders will be reduced and less than they would have been if no leverage had been used. Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.

There were no borrowings for the six months ended June 30, 2016 and the Fund incurred no interest expense for the six months ended June 30, 2016.

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the balance sheet through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, January 1, 2016 and held for the six months ended June 30, 2016.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the six months ended” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

REMS REAL ESTATE VALUE-OPPORTUNITY FUND – continued
FUND EXPENSES (unaudited)

Institutional Class Shares	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During the six months ended June 30, 2016*
Actual	$1,000	$1,039.30	$6.34
Hypothetical (5% return before expenses)	$1,000	$1,018.75	$6.27

Platform Class Shares	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During the six months ended June 30, 2016*
Actual	$1,000	$1,038.80	$6.61
Hypothetical (5% return before expenses)	$1,000	$1,017.23	$7.79

* Expenses are equal to the Fund’s annualized expense ratio of 1.25% for Institutional Class and 1.50% for the Platform Class multiplied by the average account value for the period, multiplied by 182 days in the most recent fiscal half year divided by 366 days in the current year.

Investment Adviser:
Real Estate Management Services Group, LLC
1100 Fifth Avenue South, Suite 305
Naples, Florida 34102

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Tait, Weller and Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Transfer Agent, Fund Administration and Fund Accounting:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Legal Counsel:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 210
Leawood, Kansas 66211

More Information:
For 24 hours, 7 days a week price information, and for information on any series of the World Funds Trust investment plans, and other shareholder services, call Commonwealth Fund Services at (800) 673-0550.

Semi-Annual Report to Shareholders

REMS REAL ESTATE INCOME 50/50 FUND

For the Six Months Ended June 30, 2016
(unaudited)

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of June 30, 2016 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

1

2

REMS REAL ESTATE INCOME 50/50 FUND
SCHEDULE OF INVESTMENTS
June 30, 2016
(unaudited)

	Shares	Fair Value

COMMON STOCKS – 50.50%

DIVERSIFIED/OTHER – 12.18%
Rayonier Inc.	139,600	$3,663,104
Vereit, Inc.	260,800	2,644,512
Washington REIT	88,700	2,790,502
WP Carey Inc.	52,100	3,616,782

		12,714,900

HEALTHCARE – 2.27%
HCP, Inc.	66,900	2,366,922

HOTEL – 5.19%
Hersha Hospitality Trust	225,400	3,865,610
Host Hotels & Resorts Inc.	95,800	1,552,918

		5,418,528

MORTGAGE REIT – 4.73%
Colony Capital Inc.	240,200	3,687,070
Resource Capital Corp.	97,000	1,247,420

		4,934,490

OFFICE/INDUSTRIAL – 12.15%
Brandywine Realty Trust	255,600	4,294,080
Columbia Property Trust, Inc.	181,300	3,879,820
Liberty Property Trust	113,600	4,512,192

		12,686,092

RETAIL – 13.98%
Agree Realty Corp	65,300	3,150,072
Developers Diversified Realty Corp.	125,500	2,276,570
Kite Realty Group	138,600	3,884,958
Ramco-Gerhenson Properties Trust	204,900	4,018,089
WP Glimcher, Inc.	112,900	1,263,351

		14,593,040

TOTAL COMMON STOCKS (Cost: $42,316,719)		52,713,972

3

REMS REAL ESTATE INCOME 50/50 FUND
SCHEDULE OF INVESTMENTS – continued
June 30, 2016
(unaudited)

	Shares	Fair Value

PREFERRED STOCK – 48.12%

CONVERTIBLE PREFERRED – 1.02%
Ramco-Gershenson Properties Trust, Series D, 7.250%	15,100	$1,064,852

DIVERSIFIED/OTHER – 7.19%
Digital Realty Trust, Series G, 5.875%	76,900	1,985,558
DuPont Fabros Technology, Series C, 6.625%	35,600	971,880
Public Storage, Series A, 5.8750%	43,200	1,193,184
Vereit, Inc., Series F, 6.7000%	67,200	1,740,480
Vornado Realty Trust, Series L, 5.400%	62,300	1,617,931

		7,509,033

HEALTHCARE – 2.43%
Alexandria Real Estate Equities, Inc., Series E, 6.450%	40,843	1,079,889
Sabra Health Care Reit, Inc., Series A, 7.125%	55,437	1,451,341

		2,531,230

HOTEL – 3.74%
Hersha Hospitality Trust, Series C, 6.875%	31,800	826,800
Hersha Hospitality Trust, Series D, 6.500%	20,000	505,800
LaSalle Hotel Properties, Series I, 6.375%	64,500	1,642,170
Sunstone Hotel Investors, Series F, 6.450%	35,900	932,682

		3,907,452

INDUSTRIAL – 2.07%
PS Business Parks, Inc., Series T, 6.000%	38,700	1,010,070
PS Business Parks, Inc., Series U, 5.750%	44,600	1,149,342

		2,159,412

MORTGAGE REIT – 8.72%
Annaly Capital Management, Series C, 7.625%	45,499	1,162,954
Annaly Capital Management, Series D, 7.500%	35,900	924,066
Colony Capital Inc., Series A, 8.500%	34,000	867,000
Colony Capital Inc., Series B, 7.500%	56,900	1,435,018
ISTAR Financial Inc, Series D, 8.000%	48,400	1,129,656
ISTAR Financial Inc., Series I, 7.500%	50,200	1,129,500
Northstar Realty Financial, Series B, 8.250%	54,900	1,358,226
Resource Capital Corp., Series B, 8.250%	53,919	1,099,948

		9,106,368

4

REMS REAL ESTATE INCOME 50/50 FUND
SCHEDULE OF INVESTMENTS – continued
June 30, 2016
(unaudited)

	Shares	Fair Value

MULTI-FAMILY – 6.24%
American Homes 4 Rent, Series D, 6.500%	41,900	$1,100,713
American Homes 4 Rent, Series E, 6.350%	41,400	1,038,726
Apartment Investment & Management Co., Series Z, 7.000%	30,510	763,970
Equity Lifestyle Properties, Series C, 6.750%	44,100	1,167,327
Sun Communities Inc., Series A, 7.125%	60,500	1,591,150
UMH Properties, Inc., Series B, 8.000%	31,900	852,368

		6,514,254

OFFICE – 4.66%
Boston Properties, Inc., Series B, 5.250%	59,100	1,529,508
Brandywine Realty Trust, Series E, 6.900%	23,908	614,675
Kilroy Realty Corp., Series H, 6.375%	65,637	1,693,435
SL Green Realty Corp., Series I, 6.500%	39,100	1,022,856

		4,860,474

RETAIL – 12.05%
CBL & Associates Properties, Inc., Series D, 7.375%	39,400	982,242
CBL & Associates Properties, Inc., Series E, 6.625%	20,100	496,269
Developers Diversified Realty Corp., Series J, 6.500%	29,900	779,194
Developers Diversified Realty Corp., Series K, 6.250%	33,140	886,163
Entertainment Property Trust, Series F, 6.625%	39,200	1,035,272
General Growth Properties, Inc., Series A, 6.375%	67,240	1,800,015
Regency Centers Corp., Series G, 6.000%	63,779	1,658,254
Saul Centers, Inc., Series C, 6.875%	32,100	857,070
Taubman Centers Inc., Series K, 6.250%	49,500	1,289,475
Urstadt Biddle Properties, Inc., Series F, 7.125%	49,700	1,317,050
WP Glimcher, Inc., Series I, 6.875%	56,800	1,472,256

		12,573,260

TOTAL PREFERRED STOCKS		50,226,335

(Cost: $49,785,925 )

TOTAL LONG POSITIONS – 98.62%		102,940,307
(Cost: $92,102,644)

NET INVESTMENTS IN SECURITIES – 98.62%
(Cost: $92,102,644)		102,940,307
Other assets, net of liabilities - 1.38%		1,443,431

NET ASSETS – 100.00%		$104,383,738

See Notes to Financial Statements

5

REMS REAL ESTATE INCOME 50/50 FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2016 (unaudited)

ASSETS
Investments at fair value (identified cost of $92,102,644) (Note 1)	$102,940,307
Receivable for securities sold	1,835,677
Receivable for capital stock sold	18,243
Dividends and interest receivable	818,604
Prepaid expenses	41,860

TOTAL ASSETS	105,654,690

LIABILITIES
Liabilities in excess of bank balance	340,825
Payable for capital stock purchased	23,754
Payable for securities purchased	863,211
Accrued advisory fees	21,595
Other accrued expenses	21,568

TOTAL LIABILITIES	1,270,952

NET ASSETS	$104,383,738

Net Assets Consist of:
Paid-in-capital applicable to 7,506,053 no par value shares of beneficial interest outstanding; unlimited shares authorized	$88,021,797
Accumulated net investment income (loss)	13,527
Accumulated net realized gain (loss) on investments	5,510,751
Net unrealized appreciation (depreciation) of investments	10,837,663

Net Assets	$104,383,738

NET ASSET VALUE PER SHARE
Institutional Class Shares
($101,746,888 / 7,314,508 shares outstanding)	$13.91

Platform Class Shares
($2,636,850 / 191,545 shares outstanding)	$13.77

See Notes to Financial Statements

6

REMS REAL ESTATE INCOME 50/50 FUND
STATEMENT OF OPERATIONS
June 30, 2016 (unaudited)

INVESTMENT INCOME
Dividend	$3,053,058
Interest	218

Total investment income	3,053,277

EXPENSES
Investment management fees (Note 2)	259,463
12b-1 fees, Platform Class (Note 2)	3,079
Recordkeeping and administrative services (Note 2)	5,154
Accounting fees (Note 2)	8,540
Custody fees	4,898
Transfer agent fees (Note 2)	12,394
Professional fees	13,185
Filing and registration fees	9,219
Trustees fees	1,285
Compliance fees	1,886
Shareholder servicing and reports	56,016
Other	19,622

Total expenses	394,742
Management fee waivers and reimbursed expenses (Note 2)	(28,414)

Net Expenses	366,328

Net investment income (loss)	2,686,949

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	5,402,138
Net increase (decrease) in unrealized appreciation (depreciation) of investments	1,737,259

Net realized and unrealized gain (loss) on investments	7,139,397

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$9,826,345

See Notes to Financial Statements

7

REMS REAL ESTATE INCOME 50/50 FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended June 30, 2016 (unaudited)	Year ended December 31, 2015

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$2,686,949	$3,320,498
Net realized gain (loss) on investments	5,402,138	12,104,992
Net increase (decrease) in unrealized appreciation (depreciation) of investments	1,737,259	(11,619,056)

Increase (decrease) in net assets from operations	9,826,345	3,806,434

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Institutional Class	(2,611,730)	(3,248,543)
Platform Class	(61,692)	(71,955)
Net realized gain
Institutional Class	–	(11,709,143)
Platform Class	–	(277,119)

Decrease in net assets from distributions	(2,673,422)	(15,306,760)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Institutional Class	3,372,609	32,907,911
Platform Class	47,979	87,563
Distributions reinvested
Institutional Class	1,776,765	9,324,016
Platform Class	58,673	331,949
Shares redeemed
Institutional Class	(11,840,319)	(67,539,782)
Platform Class	(114,737)	(138,389)

Increase (decrease) in net assets from capital stock transactions	(6,699,030)	(25,026,732)

NET ASSETS
Increase (decrease) during period	453,894	(36,527,058)
Beginning of period	103,929,844	140,456,902

End of period (including undistributed net investment income (loss) of $ – and $–, respectively)	$104,383,737	$103,929,844

See Notes to Financial Statements

8

REMS REAL ESTATE INCOME 50/50 FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

			Institutional Class(B)

			Years ended December 31,

	Six months ended June 30, 2016 (unaudited)		2015	2014	2013	2012	2011

Net asset value, beginning of period	$13.02		$14.68	$12.54	$13.34	$11.86	$12.68

Investment activities
Net investment income (loss)(1)	0.34		0.43	0.44	0.51	0.54	0.62
Net realized and unrealized gain (loss) on investments	0.89		(0.04)	2.39	(0.32)	1.73	(0.92)

Total from investment activities	1.23		0.39	2.83	0.19	2.27	(0.30)

Distributions
Net investment income	(0.34)		(0.46)	(0.45)	(0.50)	(0.53)	(0.38)
Net realized gain			(1.59)	(0.14)	(0.45)	(0.10)	(0.02)
Return of capital	–		–	(0.10)	(0.04)	(0.16)	(0.12)

Total distributions	(0.34)		(2.05)	(0.69)	(0.99)	(0.79)	(0.52)

Net asset value, end of period	$13.91		$13.02	$14.68	$12.54	$13.34	$11.86

Total Return	9.61%	**	2.69%	23.04%	1.34%	19.49%	(2.22% )
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross(A)	0.75%		0.84%	0.85%	0.86%	0.96%	1.30%
Expenses, net of fees paid indirectly/before waiver or recovery	0.75%	*	0.84%	0.85%	0.86%	0.96%	1.20%
Expenses, net of fees paid indirectly and waiver or recovery	0.70%	*	0.80%	0.80%	0.80%	0.81%	0.81%
Net investment income (loss)	5.18%	*	2.99%	3.23%	3.71%	4.20%	5.19%
Portfolio turnover rate	17.29%	**	26.89%	22.72%	39.75%	24.88%	14.52%
Net assets, end of period (000’s)	$101,747		$101,451	$137,969	$119,900	$117,268	$48,771

(1) Per share amounts calculated using the average share method.
* Annualized
** Not annualized
(A) Gross expense ratio reflects the effect of interest and dividend expense which are excluded from the Fund’s expense limitation agreement.
(B) The Board of Directors of the World Funds, Inc. approved the change in name of the “Investor” share class to the “Institutional” share class effective January 1, 2011.

See Notes to Financial Statements

9

REMS REAL ESTATE INCOME 50/50 FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

			Platform Class(B)

			Years ended December 31,

	Six months ended June 30, 2016 (unaudited)		2015	2014	2013	2012	2011

Net asset value, beginning of period	$12.89		$14.55	$12.43	$13.22	$11.76	$12.59

Investment activities
Net investment income (loss)(1)	0.32		0.39	0.41	0.46	0.49	0.59
Net realized and unrealized gain (loss) on investments	0.89		(0.04)	2.36	(0.31)	1.70	(0.94)

Total from investment activities	1.21		0.35	2.77	0.15	2.19	(0.35)

Distributions
Net investment income	(0.33)		(0.42)	(0.41)	(0.45)	(0.49)	(0.35)
Net realized gain	–		(1.59)	(0.14)	(0.45)	(0.10)	(0.02)
Return of capital	–		–	(0.10)	(0.04)	(0.14)	(0.11)

Total distributions	(0.33)		(2.01)	(0.65)	(0.94)	(0.73)	(0.48)

Net asset value, end of period	$13.77		$12.89	$14.55	$12.43	$13.22	$11.76

Total Return	9.48%	**	2.46%	22.74%	1.03%	18.98%	(2.68% )
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross(A)	1.00%	*	1.09%	1.10%	1.20%	1.31%	1.65%
Expenses, net of fees paid indirectly/before waiver or recovery	1.00%	*	1.09%	1.10%	1.20%	1.31%	1.55%
Expenses, net of fees paid indirectly and waiver or recovery	0.95%	*	1.05%	1.05%	1.14%	1.16%	1.16%
Net investment income	4.93%	*	2.74%	2.98%	3.37%	3.85%	4.84%
Portfolio turnover rate	17.29%	**	26.89%	22.72%	39.75%	24.88%	14.52%
Net assets, end of period (000’s)	$2,637		$2,479	$2,448	$2,417	$2,259	$2,054

* Annualized
** Not annualized
(1) Per share amounts calculated using the average share method.
(A) Gross expense ratio reflects the effect of interest and dividend expense which are excluded from the Fund’s expense limitation agreement
(B) The Board of Directors of the World Funds, Inc. approved the change in name of the Class A shares to the Platform Class shares effective November 15, 2013.

See Notes to Financial Statements

10

REMS REAL ESTATE INCOME 50/50 FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2016 (unaudited)

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

The REMS Real Estate Income 50/50 Fund (the “Fund”) is a series of The World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust and is registered under The Investment Company Act of 1940, as amended. The Fund is a non-diversified open-end management company. The Fund was established in 1997 as a series of The World Funds, Inc (“TWF”). Effective August 21, 2008, Institutional Class shares were re-designated as Investor Class shares. Effective November 15, 2013, the Class A shares were re-designated Platform Class shares. On August 15, 2014, the Fund was reorganized from TWF into the Trust.

Effective December 31, 2010, the Board of Directors of The World Funds, Inc. (the “Board”) approved Real Estate Management Services Group, LLC (“REMS”) to act as investment adviser to the Fund, subject to shareholder approval. Concurrent with this action, the Board changed the name of the Fund to the REMS Real Estate Income 50/50 Fund. Effective January 1, 2011, the Investor Class shares were re-named Institutional shares. On April 4, 2011, shareholders approved the appointment of REMS as Adviser to the Fund. The Fund currently offers the Institutional Class and Platform Class of shares to new investors.

The investment objective of the Fund is to achieve long-term capital growth and current income through a portfolio of publicly traded real estate securities that may include equity REITs, mortgage REITs, REIT preferreds, and other publicly traded companies whose primary business is tin the real estate industry.

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is

11

REMS REAL ESTATE INCOME 50/50 FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2016 (unaudited)

substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

12

REMS REAL ESTATE INCOME 50/50 FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2016 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Observable
	Prices	Inputs	Inputs	Total

Common Stocks	$52,713,972	$–	$–	$52,713,972
Preferred Stocks	50,226,335	–	–	50,226,335

	$102,940,307	$–	$–	$102,940,307

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and industry.

There were no transfers into or out of any levels during the six months ended June 30, 2016. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the six months ended June 30, 2016.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

13

REMS REAL ESTATE INCOME 50/50 FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2016 (unaudited)

Management has reviewed the Fund’s tax positions for each of the open tax years (2013-2015) or expected to be taken in the Fund’s 2016 tax returns and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended June 30, 2016, there were no such reclassifications.

Class Net Asset Values and Expenses

All income and expenses not attributable to a particular class and realized and unrealized gains or losses on investments are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

Real Estate Investment Trust Securities

The Fund has made certain investments in real estate investment trusts (“REITs”) which make distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distribution. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by the REITs. It is common for these distributions to exceed the REIT’s taxable earning and profits resulting in the excess portion of such distributions being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its quarterly distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital. Management does not estimate the tax character of REIT distribution for which actual information has not been reported.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Adviser, Real Estate Management Services Group, LLC (the “Adviser”) provides investment services for an annual fee of 0.50% of average daily net assets of the Fund. For the six months ended June 30, 2016, REMS earned $259,463 and waived $28,414 in investment management fees.

The Adviser has contractually agreed to waive its fees and reimburse expenses indefinitely, so that the annual fund operating expenses for the Fund do not exceed

14

REMS REAL ESTATE INCOME 50/50 FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2016 (unaudited)

0.70% of the Fund’s average daily net assets until April 30, 2027. This limit does not apply to distribution fees pursuant to Rule12b-1 Plans, brokerage commissions, taxes, interest, dividends on short sales, acquired fund fees and expenses, other expenditures capitalized in accordance with GAAP or other extraordinary expenses not incurred in the ordinary course of business. The expense limitation agreement may only be terminated by the Board of Trustees of the Trust (“Board”). The total amount of reimbursement recoverable by the Adviser is the sum of all fees previously waived or reimbursed by the Adviser to the Fund during any of the previous three (3)years, less any reimbursement previously paid. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement. The total amount of recoverable reimbursements as of June 30, 2016 was $222,959 and expires as follows:

2016	$82,251
2017	66,288
2018	46,006
2019	28,414

$222,959

First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the six months ended June 30, 2016, FDCC received no underwriting fees. The Fund has adopted a Distribution Plan (the “Plan”) for Platform Class Shares in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributors of the Fund. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.25% of average daily net assets attributable to its Platform Class shares in consideration for distribution services and the assumption of related expenses, including the payment of commissions and transaction fees, in conjunction with the offering and sale of Platform Class shares. For the six months ended June 30, 2016, there was $3,079 in Platform Class 12b-1 expenses incurred.

Commonwealth Fund Services, Inc. (“CFSI”) acts as the Fund’s administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFSI, provides shareholder services, recordkeeping, administrative and blue-sky filing services and earned $5,154 in administrative fees for the six months ended June 30, 2016. As transfer and dividend disbursing agent, CFSI earned $12,394 for its services for the six months ended June 30, 2016. As the Fund’s pricing agent, CFSI earned $8,540 for its services for the six months ended June 30, 2016.

Certain officers of the Fund are also officers and/or directors of FDCC and CFSI. Additionally, John H. Lively of the The Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John

15

REMS REAL ESTATE INCOME 50/50 FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2016 (unaudited)

H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc. Mr. Lively receives no special compensation from the Trust or the Fund for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended June 30, 2016, aggregated $17,327,350 and $21,027,816, respectively.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Income dividends declared by the Fund are reallocated at December 31 to ordinary income, capital gains, and return of capital to reflect their tax character.

The tax character of distributions paid during the six months ended June 30, 2016 and the year ended December 31, 2015, respectively, was as follows:

	Six months ended
	June 30, 2016	Year ended
	(unaudited)	December 31, 2015

Distributions paid from
Ordinary income	$2,673,421	$4,460,602
Accumulated net realized gain on investments	–	10,846,158

Total distributions	$2,673,421	$15,306,760

16

REMS REAL ESTATE INCOME 50/50 FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2016 (unaudited)

As of June 30, 2016, the components of distributable earnings on a tax basis were as follows:

Accumulated net investment income (loss)	$13,527
Accumulated net realized gain (loss) of investments	5,510,751
Net unrealized appreciation (depreciation) of investments	10,837,663

$16,361,941

As of June 30, 2016, the cost for Federal income tax purpose was $92,102,644.

Net unrealized appreciation consists of:

Gross unrealized appreciation	$10,921,258
Gross unrealized depreciation	(83,595)

Net unrealized appreciation	$10,837,663

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions for each class of shares were:

	Institutional Class		Platform Class
	Six months ended		Six months ended
	June 30, 2016		June 30, 2016
	(unaudited)		(unaudited)

	Shares	Value	Shares	Value

Shares sold	254,963	$3,372,609	3,730	$47,979
Shares reinvested	132,907	1,776,765	4,431	58,673
Shares redeemed	(866,202)	(11,840,319)	(9,012)	(114,737)

Net increase (decrease)	(478,332)	$(6,690,945)	(851)	$(8,085)

	Institutional Class		Platform Class
	Year ended		Year ended
	December 31, 2015		December 31, 2015

	Shares	Value	Shares	Value

Shares sold	2,261,707	$32,907,911	6,091	$87,563
Shares reinvested	695,853	9,324,016	25,023	331,949
Shares redeemed	(4,564,954)	(67,539,782)	(9,728)	(138,389)

Net increase (decrease)	(1,607,394)	$(25,307,855)	21,386	$281,123

17

REMS REAL ESTATE INCOME 50/50 FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2016 (unaudited)

NOTE 6 – COMMISSION RECAPTURE AGREEMENT

The Fund entered into an agreement with Capital Institutional Services, Inc. (“CAPIS”), a brokerage services provider, whereby a portion of the commissions from each portfolio transaction would be used for the benefit of the Fund and in no event would be used to pay any expenses properly chargeable to the Fund’s Adviser or any other person or entity. Pursuant to the terms of the commission recapture agreement, the broker transfers the available commissions earned monthly to the Fund’s administrator. The agreement with CAPIS was entered into on May 13, 2011. There were no transfers from CAPIS to the Fund’s administrator to offset operating expenses for the six months ended June 30, 2016.

NOTE 7 – RISKS AND CONCENTRATIONS

The Fund concentrates its assets in the real estate industry. An investment in the Fund involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. The Fund also engages in borrowing for leverage. The Fund has the ability to borrow funds only from banks (leverage) on a secured basis to invest in portfolio securities. The Fund anticipates that, under normal circumstances, the Fund will have a level of leverage of 10% or more of its net assets a majority of the time. However, the Fund may have no leverage or less than 10% leverage for an extended period of time when the Fund believes that leverage or leverage of 10% or more is not in the best interest of the Fund. Borrowings can be made only to the extent that the value of the Fund’s assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowing). At June 30, 2016, the Fund had no outstanding borrowings on this leverage agreement with ConvergEx Group.

Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk. There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If the Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage. To secure the Fund’s obligation on these loans, the Fund will pledge portfolio securities in an amount deemed sufficient by the lender. Pledged securities will be held by the lender and will not be available for other purposes. The Fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender. Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable. The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time. This may require the Fund to sell assets it would not otherwise choose to sell at that time.

18

REMS REAL ESTATE INCOME 50/50 FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2016 (unaudited)

To the extent the income or capital appreciation derived from securities purchases with Fund assets received from leverage exceeds the cost of leverage; the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchases with such Fund assets is not sufficient to cover the cost of leverage, the return on the funds available for distribution to shareholders will be reduced and less than they would have been if no leverage had been used. Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.

There were no borrowings during the six months ended June 30, 2016.

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

19

REMS REAL ESTATE INCOME 50/50 FUND
SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

20

REMS REAL ESTATE INCOME 50/50 FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, January 1, 2016 and held for the six months ended June 30, 2016.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

21

REMS REAL ESTATE INCOME 50/50 FUND – continued
FUND EXPENSES (unaudited)

Institutional Class	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During the Period ended June 30, 2016*
Actual	$1,000	$1,096.10	$3.65
Hypothetical (5% return before expenses)	$1,000	$1,021.50	$3.52

Platform Class	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During the Period ended June 30, 2016*
Actual	$1,000	$1,094.80	$4.95
Hypothetical (5% return before expenses)	$1,000	$1,025.25	$4.77

* Expenses are equal to the Fund’s annualized expense ratio of 0.70% for Institutional Class and 0.95% for Class P, multiplied by the average account value for the period, multiplied by 182 days in the most recent fiscal half year divided by 366 days in the current year.

22

Investment Adviser:
Real Estate Management Services Group, LLC
1100 Fifth Avenue South, Suite 305
Naples, Florida 34102

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Tait, Weller and Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Transfer Agent, Fund Administration and Fund Accounting:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Legal Counsel:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 210
Leawood, Kansas 66211

More Information:
For 24 hours, 7 days a week price information, and for information on any series of the World Funds Trust investment plans, and other shareholder services, call Commonwealth Fund Services at (800) 673-0550.

Semi-Annual Report to Shareholders

REMS INTERNATIONAL REAL ESTATE
VALUE-OPPORTUNITY FUND

For the Six Months Ended June 30, 2016
(unaudited)

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of June 30, 2016 and are subject to change at any time.

Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

1

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND COMMON STOCK HOLDINGS BY COUNTRY AS PERCENTAGE OF NET ASSETS AS OF JUNE 30, 2016 (unaudited)

Percentage of Net Assets
16%
12%
8%
4%
0%
Australia
Austria
Bermuda
France
Germany
Great Britain
Hong Kong
Ireland
Japan
Mexico
Netherlands
Singapore
Spain
Country

2

REMS INTERNATIONAL REAL ESTATE VALUE–OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2016
(unaudited)

		Fair
Security Description	Shares	Value

COMMON STOCK – 75.71%

Diversified – 19.30%
Kennedy Wilson Europe Real Estate	38,200	$488,687
Land Securities Group PLC	23,500	325,033
Swire Properties Ltd.	201,500	533,742
Wheelock & Co. Ltd.	115,000	537,342

		1,884,804

Hotel – 5.39%
Belmond Ltd.*	53,200	526,680

Office/Industrial – 30.73%
Axiare Patrimonio SOCIMI, S.A.	33,600	428,063
CA Immobilien Anlagen AG	24,100	401,444
Corporacion Immobiliaria Vesta SAB	247,000	381,796
Cromwell Property Group	648,145	490,653
DIC Asset AG	12,300	116,202
Gecina SA	3,300	448,618
Global Logistic Properties Limited	318,400	426,629
Mitsubishi Estate Company	17,000	308,343

		3,001,748

Multi-Family/Housing – 7.47%
ADO Properties SA	8,100	310,750
Irish Residential Properties	339,710	418,464

		729,214

Retail – 12.82%
Capital & Regional PLC	647,400	454,611
Vastnet Retail NV	9,300	376,758
Wereldhave NV	9,300	420,569

		1,251,938

TOTAL COMMON STOCK		7,394,384

(Cost: $7,987,477)

3

REMS INTERNATIONAL REAL ESTATE VALUE–OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS – continued
June 30, 2016
(unaudited)

Security Description	Shares	Fair Value

EXCHANGE TRADED FUNDS – 1.91%

REAL ESTATE – 1.91%
SPDR Dow Jones International Real Estate	4,500	$186,570

(Cost: $175,375 )

MONEY MARKET – 17.86%
Money Market Fiduciary, 0.00274%** ***	1,744,588	1,744,588

(Cost: $1,744,588)

NET INVESTMENTS IN SECURITIES – 95.48%
(Cost: $9,907,440)		9,325,542
Other assets, net of liabilities – 4.52%		441,974

NET ASSETS – 100.00%		$9,767,516

* Non-income producing
** Effective 7 day yield as of June 30, 2016.
*** The Fund invests a significant amount (17.86% as of June 30, 2016) in the UMB Money Market Fiduciary. The UMB Money Market Fiduciary acts as a bank deposit for the Fund, providing an interest bearing account for short-term investment purposes. This investment vehicle is not publicly traded on open markets.

See Notes to Financial Statements

4

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2016 (unaudited)

ASSETS
Investments at fair value (identified cost of $9,907,440) (Note 1)	$9,325,542
Cash deposits with brokers for securities sold short	1,898
Dividends and interest receivable	12,989
Receivable for capital stock sold	625,000
Receivable for withholding tax reclaims	4,567
Due from advisor	2,394
Prepaid expenses	32,536

TOTAL ASSETS	10,004,927

LIABILITIES
Excess of liabilities over bank balance	157,751
Foreign forward spot contracts at fair value (identified cost of $68,314)	68,609
Accrued custodian fees	2,302
Other accrued expenses	8,749

TOTAL LIABILITIES	237,411

NET ASSETS	$9,767,516

Net Assets Consist of:
Paid-in-capital applicable to 1,052,067 no par value shares of beneficial interest outstanding, unlimited shares authorized	$10,584,899
Accumulated net investment income	115,230
Accumulated net realized gain (loss)on investments	(350,573)
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency	(582,040)

Net Assets	$9,767,516

NET ASSET VALUE PER SHARE
Founders Class
($9,767,182 / 1,052,067 shares outstanding)	$9.28

See Notes to Financial Statements

5

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF OPERATIONS
June 30, 2016 (unaudited)

INVESTMENT INCOME
Dividends (net of foreign tax withheld of $11,008)	$116,140
Interest	80

Total investment income	116,220

EXPENSES
Investment management fees (Note 2)	43,164
Accounting fees	573
Custodian fees	5,315
Professional fees	3,405
Filing and registration fees	1,509
Trustees fees	122
Compliance fees	179
Shareholder servicing and reports	1,733
Interest expense	334
Insurance expense	321
Other	2,695

Total expenses	59,350
Management fee waivers (Note 2)	(43,164)
Expense reimbursements (Note 2)	(16,186)

Net expenses	–

Net investment income (loss)	116,220

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCIES AND RELATED TRANSACTIONS
Net realized gain (loss) on investments	(349,942)
Net realized gain (loss) on securities sold short	2,715
Net realized gain (loss) on foreign forward contracts and foreign currency transactions	(987)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(134,993)
Net increase (decrease) in unrealized appreciation (depreciation) of foreign forward contracts and foreign currencies	202

Net realized and unrealized gain (loss) on investments	(483,005)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(366,785)

See Notes to Financial Statements

6

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF CHANGES IN NET ASSETS

	Six months ended	Year ended
	June 30, 2016	December 31,
	(unaudited)	2015

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$116,220	$154,921
Net realized gain (loss) on investments and foreign currencies	(348,214)	96,064
Net increase (decrease) in unrealized appreciation (depreciation) of investments and foreign currency transactions	(134,791)	(464,145)

Increase (decrease) in net assets from operations	(366,785)	(213,160)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Founders Class	–	(131,943)
Realized gains
Founders Class	–	(126,156)

Decrease in net assets from distributions	–	(258,099)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Founders Class	1,725,000	5,027,000
Distributions reinvested
Founders Class	–	167,103
Shares redeemed
Founders Class	(350,175)	–

Increase (decrease) in net assets from capital stock transactions	1,374,825	5,194,103

NET ASSETS
Increase (decrease) during period	1,008,040	4,722,844
Beginning of period	8,759,476	$4,036,632

End of period (including accumulated net investment income (loss) of $115,230 and $(3), respectively)	$9,767,516	$8,759,476

See Notes to Financial Statements

7

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Founders Class Shares

	Six months ended 6/30/16 (unaudited)		Year ended December 31, 2015	March 19, 2014* through December 31, 2014

Net asset value, beginning of period	$9.65		$10.07	$10.00

Investment activities
Net investment income(1)	0.13		0.19	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.50)		(0.32)	0.06

Total from investment activities	(0.37)		(0.13)	0.11

Distributions
Net investment income	-		(0.15)	(0.04)
Realized gains	-		(0.14)	-
Return of capital	-		-	-

Total distributions	-		(0.29)	(0.04)

Net asset value, end of period	$9.28		$9.65	$10.07

Total Return	(3.83%	)***	(1.31% )	1.06%	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.37%	**	2.64%	3.33%	**
Expenses, net of management fee waivers and reimbursements	0.00%	**	0.00%	0.00%	**
Net investment income	2.68%	**	1.91%	0.61%	**
Portfolio turnover rate	28.74%	***	15.25%	1.47%	***
Net assets, end of period (000’s)	$9,767		$8,759	$4,037

* Commencement of operations
** Annualized
*** Not annualized
(1) Per share amounts calculated using the average share method.

See Notes to Financial Statements

8

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2016 (unaudited)

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

The REMS International Real Estate Value-Opportunity Fund (the “Fund”), is a series of the World Funds Trust (“WFT” or “Trust”); which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. WFT was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. The Fund commenced operations March 19, 2014 as a series of WFT. The Fund currently offers Founders Class shares.

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The investment objective of the Fund is to achieve long-term capital growth and current income through a portfolio of securities of publicly traded real estate companies located outside the U.S. that may include REITs, real estate operating companies and other publicly traded companies whose asset base is primarily real estate.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) or included in the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund’s Board of Trustees. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund’s officers in a manner specifically authorized by the Board of Trustees of the Fund. Depositary Receipts (“ADR” and “GDR”) will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. ADRs and GDRs for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Portfolio securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Trustees believes reflects fair value.

9

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2016 (unaudited)

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. The Fund may use fair value pricing more often due to the Fund’s global focus.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not be the values that the fund ultimately realizes from the disposal of such securities and may vary significantly from the fair values presented.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

10

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2016 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks
Diversified	$1,884,804	$–	$–	$1,884,804
Hotel	526,680	–	–	526,680
Office/Industrial	3,001,748	–	–	3,001,748
Multi-Family/Housing	729,214	–	–	729,214
Retail	1,251,938	–	–	1,251,938

Total Common Stock	7,394,384	–	–	7,394,384

Exchange Traded Funds	186,570	–	–	186,570

Money Market	1,744,588	–	–	1,744,588

	$9,325,542	$–	$–	$9,325,542

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and country.

During the six months ended June 30, 2016, there were no transfers between Levels 1 and 2. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the six months ended June 30, 2016.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

11

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2016 (unaudited)

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has analyzed the Fund’s tax positions for its initial tax year (2014) and 2015 and expected to be taken in the Fund’s 2016 tax returns and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the six months ended June 30, 2016, there were no such reclassifications.

Currency Translation

The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Real Estate Investment Trust Securities

The Fund has made certain investments in real estate investment trusts (“REITs”) which make distributions to their shareholders based upon available funds from operations. A domestic REIT is generally not taxed on income distributed to shareholders so long as it meet certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to its shareholders. Foreign REITS and REIT-like entities that are organized outside of the U.S. and have

12

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2016 (unaudited)

operations may receive tax treatment similar to that of U.S. REITs in their respective counties. Management does not estimate the tax character of REIT distributions for which actual information has not been reported.

Derivatives

The Fund may use derivatives to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the Fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Derivatives can be volatile and may involve significant risks, including credit risk, currency risk, leverage risk, liquidity risk and index risk.

The Fund follows the disclosure provisions of FASB ASC 815, Derivatives and Hedging (“ASC 815”). ASC 815 requires enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position, as well as disclosure about credit risk related contingent features in derivative agreements. Disclosure regarding derivative fair value and gain (loss) by contract type is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings. The Fund values its derivatives at fair value, and recognizes changes in fair value currently in its Statement of Operations.

Short Sales

A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. Currently, the Fund engages in selling securities short. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sell short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and cash securities deposited in a segregated account with the Fund’s custodian. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. The Fund will realize a gain if there is a decline in price of the security between those dates where decline exceeds costs of the borrowing of the security and other transaction costs. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size. Until the Fund replaces a borrowed security, it will

13

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2016 (unaudited)

maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Any realized gain will be decreased, and any realized loss increased by the amount of transaction costs. At June 30, 2016, there were no securities that were sold short. For the six months ended June 30, 2016, fees associated with such transaction were $334.

Foreign Forward Currency Exchange and Foreign Currency Spot Contracts

Derivative instruments include foreign forward currency exchange contracts and foreign currency spot trades. The Fund may enter into such derivative instruments primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a foreign currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price typically within two business days. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward exchange rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments often involve market risk, credit risk, or both risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks may also arise from the possible inability of counterparties to meet the terms of their contracts and from unanticipated movements in currency and securities values and interest rates.

During the six months ended June 30 2016, the Fund entered into the following foreign forward currency trades:

Currency	Open at 12/31/2015	Settled	Entered	Open at 06/30/2016

Buys:
Australian Dollar	$-	$258,891	$258,891	$-
British Pounds	-	325,979	343,757	17,778
Euro Currency	-	1,163,909	1,214,170	50,261
Hong Kong Dollar	-	1,648,045	1,648,045	-
Japanese Yen		36,840,778	36,840,778	-
Singapore Dollar	-	69,973	69,973	-

14

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2016 (unaudited)

The following table presents the realized and unrealized gain (loss) on derivatives held by the Fund for the six months ended June 30, 2016, as reflected in the Statement of Operations:

Realized Gain (Loss)	Line Item
Foreign forward contracts and	Net realized gain (loss) on forward
foreign currency transactions	contracts and foreign currency transactions
$(2,648)

Unrealized Gain (Loss)	Line Item
Foreign forward contracts and	Net increase (decrease) in unrealized
foreign currencies	appreciation (depreciation) of forward
contracts and foreign currency
transactions
$(294)
Security Transactions and Dividends

Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

NOTE 2 – INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Adviser, Real Estate Management Services Group (“REMS”), provides investment advisory services for an annual fee of 1.00% of the average daily net assets of the Fund. In the interest of limiting the operating expenses of the Fund, REMS has contractually agreed to waive its fees and to reimburse expenses until December 31, 2016, so that there will be no annual fund operating expenses for the Founders shares through that date. The Adviser will have no opportunity to recoup these waivers and expense reimbursements at any time in the future. For the six months ended June 30, 2016, the Adviser earned and waived $43,164 in investment management fees and reimbursed expenses of $16,186.

First Dominion Capital Corporation (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the six months ended June 30, 2016, no underwriting fees were received by FDCC in connection with the distribution of the Fund’s shares.

Commonwealth Fund Services, Inc. (“CFSI”) acts as the Fund’s administrator and transfer and dividend disbursing agent. As administrator, CFSI provides shareholder

15

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2016 (unaudited)

recordkeeping, administrative and blue-sky filing services and earned no fees for the six months ended June 30, 2016. As the Fund’s transfer agent and dividend disbursing agent, CFSI earned no fees for its services for the six months ended June 30, 2016

Certain officers of the Trust are also officers and/or directors of FDCC and CFSI. Additionally, John H. Lively of the The Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc. Mr. Lively receives no special compensation from the Trust or the Fund for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended June 30, 2016, aggregated $2,290,132 and $2,247,668, respectively. These amounts do not include purchases of $192,645 to cover shorts and sales proceeds of $189,931 from sales of short securities.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Income dividends declared by the Fund are reallocated at December 31 to ordinary income, capital gains, and return of capital to reflect their tax character.

The tax character of distributions paid during the six months ended June 30, 2016 and the year ended December 31, 2015 was as follows:

	Six months ended
	June 30, 2016	Year Ended
	(unaudited)	December 31, 2015

Distributions paid from
Ordinary Income	$–	$231,356
Long-term capital gains	–	26,743

	$–	$258,099

16

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2016 (unaudited)

As of June 30, 2016, the components of distributable earnings on a tax basis were as follows:

Accumulated net investment income	$ 114,896
Accumulated net realized gain (loss) on investment	(350,573)
Net unrealized depreciation on investments and foreign currency	(582,040)

$(817,717)

As of June 30, 2016, the cost for Federal income tax purpose was $9,907,439

Net unrealized depreciation consists of:

Gross unrealized appreciation	$ 115,001
Gross unrealized depreciation	(697,041)

Net unrealized depreciation	$(582,040)

NOTE 5 – CAPITAL STOCK TRANSACTIONS

	Founders Class Shares
	Six months ended
	June 30, 2016
	(unaudited)

	Shares	Value

Shares sold	182,576	$1,725,000
Shares reinvested	–	–
Shares redeemed	(38,021)	(350,175)

Net Increase (decrease)	144,555	$1,374,825

	Founders Class Shares
	Year ended
	December 31, 2015

	Shares	Value

Shares sold	489,600	$5,027,000
Shares reinvested	17,209	167,103
Shares redeemed	–	–

Net Increase (decrease)	506,809	$5,194,103

17

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2016 (unaudited)

NOTE 6 – RISKS AND CONCENTRATIONS

The Fund concentrates its assets in the real estate industry. An investment in the Fund involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates.

The Fund invests a significant amount (17.86% as of June 30, 2016) in the UMB Money Market Fiduciary. The UMB Money Market Fiduciary acts as a bank deposit for the Fund, providing an interest bearing account for short-term investment purposes. This investment vehicle is not publicly traded on open markets. The performance of the Fund may be directly affected by the performance of the UMB Money Market Fiduciary.

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the balance sheet through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

18

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

19

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, January 1, 2016 and held for the six months ended June 30, 2016.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND – continued
FUND EXPENSES (unaudited)

Founders Class Shares	Beginning Account Value January 1, 2016	Ending Account Value June 31, 2016	Expenses Paid During period ended June 30, 2016*
Actual	$1,000	$ 961.66	$0.00
Hypothetical (5% return before expenses)	$1,000	$1,025.00	$0.00

* Expenses are equal to the Fund’s annualized expense ratio of 0.00% for Founders Class, multiplied by the average account value for the period, multiplied by 182 days in the most recent fiscal half year divided by 366 days in the current year.

21

Investment Adviser:
Real Estate Management Services Group, LLC
1100 Fifth Avenue South, Suite 305
Naples, Florida 34102

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Tait, Weller and Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Transfer Agent and Administrator:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Legal Counsel:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law Group™
11300 Tomahawk Creek Parkway, Suite 210
Leawood, Kansas 66211

More Information:
For 24 hour, 7 days a week price information, and for information on any series of the World Funds Trust., investment plans, and other shareholder services, call Commonwealth Fund Services, Inc. at (800) 673-0550.

ITEM 2.         CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.         SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.         PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.        SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.        CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.        EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: September 3, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: September 3, 2016

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe
Chief Financial Officer
(principal financial officer)

Date: September 3, 2016

* Print the name and title of each signing officer under his or her signature.